Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,343,075	$ 25,192,367
Carrying amount	57,151	47,253
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	8,788,276
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	5,969,331
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,900,452
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,532,373
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,152,643
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 261,099	$ 266,872
Average interest rate	3.33	3.75
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 85,536
Average interest rate	3.49
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 84,666
Average interest rate	3.06
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 54,048
Average interest rate	3.53
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,409
Average interest rate	3.22
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,440
Average interest rate	3.87
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39,233	$ 40,933
Average interest rate	3.34	3.14
Average exchange rate	1.3366	1.3252
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10,865
Average interest rate	3.46
Average exchange rate	1.3341
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 16,681
Average interest rate	3.49
Average exchange rate	1.3258
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 11,303
Average interest rate	2.99
Average exchange rate	1.356
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 334
Average interest rate	3.68
Average exchange rate	1.3157
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 50
Average interest rate	2.83
Average exchange rate	1.2327
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,915	$ 17,399
Average interest rate	3.39	3.47
Average exchange rate	1.4596	1.4293
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,732
Average interest rate	3.74
Average exchange rate	1.419
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,066
Average interest rate	3.08
Average exchange rate	1.4588
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,310
Average interest rate	3.21
Average exchange rate	1.4711
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,807
Average interest rate	3.77
Average exchange rate	1.5935
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10,243	$ 9,927
Average interest rate	3.4	3.26
Average exchange rate	1.5812	1.5391
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,219
Average interest rate	2.63
Average exchange rate	1.708
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,511
Average interest rate	4.23
Average exchange rate	1.5621
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,379
Average interest rate	4.12
Average exchange rate	1.3796
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 134
Average interest rate	5.13
Average exchange rate	0.5717
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 552	$ 480
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 552
Fair Value Hedges [member] | Bond futures (exchange-traded derivatives) [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate	154	108
Fair Value Hedges [member] | Bond futures (exchange-traded derivatives) [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate	154
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 220,509	$ 188,278
Average interest rate	3.56	3.99
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 65,785
Average interest rate	3.52
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 59,859
Average interest rate	3.62
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 58,913
Average interest rate	3.49
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,494
Average interest rate	3.6
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,458
Average interest rate	3.82
Fair Value Hedges [member] | Interest rate risk [member] | Bond futures (exchange-traded derivatives) [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 432	$ 1,479
Fair Value Hedges [member] | Interest rate risk [member] | Bond futures (exchange-traded derivatives) [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	432
Fair Value Hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 21
Average interest rate		3.25
Average exchange rate		0.9706
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	22,395	$ 16,053
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	22,395
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	355	300
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	355
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-CNH pair [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	669	$ 677
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-CNH pair [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 669